Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value [Abstract]
Schedule of Fair Value of Recurring Basis

Liabilities measured at fair value on a recurring basis include bifurcated embedded redemption features in convertible debt (see Note 3) that no longer exist as of December 31, 2025. The following table is as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Derivative liabilities	$-	$-	$544,957	$544,957

Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the years ended December 31, 2024 and 2025:

2024
Balance at January 1, 2024	$-
Initial valuation of derivative liabilities for debt conversion	333,333
Derivative liability established at debt extinguishment	194,537
Change in fair value	17,087
Balance at December 31, 2024	$544,957

2025
Balance at January 1, 2025	$544,957
Change in fair value	6,312
Extinguishment of convertible notes payable	(551,269)
Balance at December 31, 2025	$-